Non-current assets and liabilities held for sales and discontinued operations	12 Months Ended
Dec. 31, 2021
Non-current assets and liabilities held for sales and discontinued operations
Non-current assets and liabilities held for sales and discontinued operations

16.   Non-current assets and liabilities held for sales and discontinued operations

	December 31, 2021
	Coal (Discontinued
	operation)	Manganese	Other assets	Total
Assets
Accounts receivable	—	11	—	11
Inventories	167	12	—	179
Taxes	364	17	—	381
Investments	—	—	377	377
Other assets	21	1	6	28
Total assets	552	41	383	976

Liabilities
Suppliers and contractors	110	10	—	120
Other liabilities	232	3	—	235
Total liabilities	342	13	—	355

Net non-current assets held for sale	210	28	383	621

a)	Coal (Discontinued operation)

The Company has metallurgical and thermal coal mining and processing operations in Vale Moçambique S.A. (“Vale Moçambique”) which is a company controlled by Vale, with a non-controlling interest held by Mitsui & Co. Ltd. (“Mitsui”). Coal products are transported from the Moatize mine to the maritime terminal by the Nacala Logistics Corridor (“NLC”), which was a joint venture between Vale and Mitsui. The NLC’s main assets are the railways and port concessions located in Mozambique and Malawi.

As part of the sustainable mining strategic agenda, the Company announced in 2021 its intention to divest from coal assets. To achieve this objective, it was necessary to carry out the corporate reorganization through the acquisition of the interests held by Mitsui in these assets, which, upon completion, allowed the Company to reach an agreement with Vulcan Minerals (“Vulcan”) in December 2021, for the sale of all coal assets. Following the signing of the agreement, the Company started to treat coal as a discontinued operation. Below is a summary of the main events:

(a.i) Acquisition of non-controlling interest in Vale Moçambique

On June 22, 2021, the Company acquired 15% interest held by Mitsui in Vale Moçambique for an immaterial consideration, which resulted in a loss of US$331 (R$1,666 million) due to the negative reserves of Vale Moçambique at the conclusion of the transaction. This transaction with non-controlling interests was recognized in the Stockholders’ Equity as “Acquisition and disposal of non-controlling interest”. After the acquisition of the interests previously held by Mitsui, the Company holds 95% of the share capital of Vale Moçambique and the remaining interest is held by the government of Mozambique.

(a.ii) Business combinations – NLC

Also on June 22, 2021, the Company concluded the acquisition of NLC’s control through the disbursement of US$2,517 to settle NLC’s loans with third parties (“Project Finance”), satisfying all conditions for acquiring the additional 50% held by Mitsui. Therefore, the Company started consolidating the NLC’s assets and liabilities on its balance sheet.

In addition, the Company has updated the discounted cash flow model to assess the fair value of the acquired business, resulting in a loss of US$771 on the fair value of the loans receivable from NLC, mainly due to the decrease in the long-term price assumption for both metallurgical and thermal coal as well as the reduction in the expected production to reflect the operational challenges to reach the ramp-up of the coal business, after the revamp of the processing plants. The cash flows were discounted at a rate of 11.6%, and the loss was recognized as “Impairment and disposals of non-current assets” in the net income from discontinued operations for the year ended December 31, 2021.

The fair values of identifiable assets acquired, and liabilities assumed as a result of the NLC’s acquisition were as follows:

June 22, 2021
Acquired assets
Cash and cash equivalents	172
Inventory, recoverable tax, and other assets	423
Intangible	2,219
Property, plant, and equipment	1,363
Assumed liabilities	(158)
Net identifiable assets acquired	4,019
Fair value adjustments (i)	(1,590)
Total identifiable net assets at fair value	2,429

Pre-existing relation (Loans receivable from NLC)	859
Loss on pre-existing relation	(771)
2,517

Cash consideration	2,517
(-) Balances acquired
Cash and cash equivalents	172
Net cash outflow	2,345

(i) Of this amount, US$441 was allocated to property, plant, and equipment and US$791 was allocated to intangible and the remaining amount was allocated to other assets.

(a.iii) Fair value adjustments

Following the decision to divest from the coal segment, the Company initiated interactions with potential interested parties in acquiring these assets, and the negotiations that were underway at the time, resulted in the decision to provision in full the book value of these assets, mainly due to the difficulties to prove the expected productivity levels of metallurgical coal and thermal coal, due to the delays that occurred to implement the mining plan and the strategy for the plant to reach the ramp-up of the asset due to the travel and transportation restrictions of equipment resulting from the pandemic of COVID-

19. The Company recorded the impact of US$2,511 in the net income from discontinued operations for the year ended December 31, 2021, presented as “Impairment and disposal of non-current assets”.

(a.iv) Binding agreement with Vulcan Minerals (“Vulcan”)

On December 21, 2021, the Company signed a binding agreement with Vulcan, a private company part of the mining group Jindal. The agreements establishes that Vale will receive US$270 for the coal net assets and it is not expected that there will be a material impact on the income statement at the time of the transaction, as the value of the net coal assets approximates the consideration that will be received by the Company. The agreement also establishes a variable royalty consideration with a term of 10 years subject to certain conditions of production volume of coal. Due to the nature and uncertainties related to the measurement of these royalties, gains will be recognized as incurred.

In addition, upon closing the transaction, expected for the first half of 2022, the Company will recognize in the income statement a gain of approximately US$2,150 related to the reclassification of cumulative translation adjustments included the NCI disposal presented in note 15.

The closing of the transaction is subject to the satisfaction of customary conditions precedent, including the approval of the Ministry of Mineral Resources and Energy of Mozambique pursuant to the Mining Law No. 20/2014, and the approval of the Government of Mozambique pursuant to the Concession Agreements for the change of control and antitrust.

(a.v) Net income and cash flows from discontinued operations

	Year ended December 31,
	2021	2020	2019
Net income from discontinued operations
Net operating revenue	1,083	473	1,021
Cost of goods sold and services rendered	(1,386)	(1,475)	(1,875)
Operating expenses	(33)	(43)	(29)
Impairment and disposals of non-current assets	(3,282)	(935)	(1,691)
Operating income (loss)	(3,618)	(1,980)	(2,574)
Financial Results, net	447	2	(20)
Equity results in associates and joint ventures	(26)	(43)	(25)
Loss before income taxes	(3,197)	(2,021)	(2,619)
Income taxes	821	297	—
Loss from discontinued operations	(2,376)	(1,724)	(2,619)
Loss attributable to noncontrolling interests	(85)	(347)	(612)
Loss attributable to Vale's stockholders	(2,291)	(1,377)	(2,007)

Reclassification of cumulative translation adjustments

Simultaneously, due to the classification of the coal segment as a discontinued operation, the Company concluded that its Australian subsidiaries (also part of the coal segment), which were no longer operational, were considered “abandoned” for the purposes of applying IAS 21 - The Effects of Changes in Foreign Exchange Rates and, consequently, the Company recognized a gain arising from the cumulative translation adjustments in the amount of US$424, which was reclassified to the net income from discontinued operations, as “Other financial items, net”.

	Year ended December 31,
	2021	2020	2019
Cash flow from discontinued operations
Operating activities
Loss before income taxes	(3,197)	(2,021)	(2,619)
Adjustments:
Equity results in associates and joint ventures	26	43	25
Depreciation, amortization and depletion	69	19	237
Impairment and disposals of non-current assets	3,282	935	1,691
Financial Results, net	(447)	(2)	20
Increase (decrease) in assets and liabilities	(49)	(29)	9
Net cash provided by operating activities	(316)	(1,055)	(637)

Investing activities
Additions to property, plant, and equipment	(194)	(203)	(240)
Acquisition of NLC, net of cash	(2,345)	-	-
Others	70	74	127
Net cash provided (used) in investing activities	(2,469)	(129)	(113)

Financing activities
Payments	(13)	(15)	(14)
Net cash used in financing activities	(13)	(15)	(14)
Net cash provided (used) by discontinued operations	(2,798)	(1,199)	(764)

b) Manganese ferroalloys operations in Minas Gerais

In September 2021, the Company signed an agreement to sell certain assets and liabilities located in the state of Minas Gerais, which are part of Vale Manganês S.A. and relates to the manganese ferroalloys business, for US$40. Due to that agreement, those assets and liabilities were classified as “held for sale” and measured at fair value less costs of disposal, resulting in the recognition of an impairment loss of US$25 recognized in the income statement as “Impairment and disposal of non-current assets” for the year ended December 31, 2021. The transaction was concluded in January 2022 (subsequent event) and will not have material impact in the income statement for the year 2022.

c) Other assets

In December 2021, the Company entered into a binding agreement with Nucor Corporation (“Nucor”) for the sale of its 50% interest in California Steel Industries, Inc (“CSI”). In February 2022 (subsequent event), the Company concluded the sale and transferred its 50% interest in CSI for the total amount of US$437. Upon completion of the transaction the Company will record a gain of approximately US$218 in income statement for the year ending December 31, 2022, of which US$57 relates to a gain from the sale and US$161 is due the reclassification of the cumulative translation adjustments from the stockholders’ equity to the income statement.

Accounting policy

Business combinations -The acquisition method of accounting is used to account for all business combinations, regardless of whether equity instruments or other assets are acquired. The consideration transferred for the acquisition of a subsidiary comprises (i) fair values of the assets transferred; (ii) liabilities assumed of the acquired business; (iii) equity interests issued to the Company; (iv) fair value of any asset or liability resulting from a contingent consideration arrangement, and (v) fair value of any pre-existing equity interest in the subsidiary.

Identifiable assets acquired, and liabilities and contingent liabilities assumed in a business combination are, with limited exceptions, measured initially at their fair values at the acquisition date. The Company recognizes any non-controlling interest in the acquired entity on an acquisition-by-acquisition basis either at fair value or at the non-controlling interest’s proportionate share of the acquired entity’s net identifiable assets.

Discontinued operations -The classification as a discontinued operation occurs through disposal, or when the operation meets the criteria to be classified as held for sale if this occurs earlier. A discontinued operation is a component of a Company business comprising cash flows and operations that may be clearly distinct from the rest of the Company and that represents an important separate line of business or geographical area of operations.

The result of discontinued operations is presented in a single amount in the income statement, including the results after income tax of these operations less any impairment loss. Cash flows attributable to operating, investing and financing activities of discontinued operations are disclosed in a separate note.

When an operation is classified as a discontinued operation, the income statements of the prior periods are restated as if the operation had been discontinued since the beginning of the comparative period.

Any noncontrolling interest relating to a group disposal held for sale is presented in the stockholders’ equity and is not reclassified in the statement of financial position.